Income tax (Tables)	12 Months Ended
Dec. 31, 2024
Income tax
Schedule of the current and deferred portions of income tax expense included in the consolidated statements of comprehensive income

	For the year ended December 31,
	2022	2023	2024
	US$	US$	US$

Current income tax expenses	(36,510)	(30,664)	(21,467)
Deferred income tax benefit	1,935	11,808	7,982
Income tax expenses	(34,575)	(18,856)	(13,485)

Schedule of the reconciliation of total tax expense computed by applying the respective statutory income tax rate to pre-tax income

	2022	2023	2024

Singapore statutory income tax rate (*)	17.0%	17.0%	17.0%
Effect of tax holiday and preferential tax benefit	(5.3)%	(7.0)%	16.1%
Effect of different tax rates available to different jurisdictions	(9.5)%	(19.5)%	4.0%
Permanent differences (i)	6.8%	14.9%	(26.6)%
Change in valuation allowance	0.8%	10.1%	(26.8)%
Effect of Super Deduction available to the Group	(4.4)%	(9.0)%	10.4%
Effective income tax rate	5.4%	6.5%	(5.9)%

*:  As a majority of the Group’s businesses is subject to Singapore corporate tax rate, the reconciliation of tax expenses begins at Singapore statutory income tax rate.

(i) Permanent differences mainly arise from expenses not deductible for tax purposes including primarily goodwill impairment charges, share-based compensation costs and expenses incurred by subsidiaries and VIEs.

Schedule of the tax effects of temporary differences that give rise to the deferred tax asset balances

	December 31,
	2023	2024
	US$	US$

Deferred tax assets:
Tax loss carried forward	193,219	250,387
Allowance for expected credit loss of receivable, accrued expense and others not currently deductible for tax purposes	35,457	32,441
Deferred revenue	1,609	1,507
Impairment of investment	2,813	2,922
Others	(22)	(85)
Valuation allowance (i)	(224,130)	(272,922)
Deferred tax assets, net	8,946	14,250

Deferred tax liabilities:
Related to the fair value changes of investments	12,586	12,015
Related to acquired intangible assets	45,351	38,089
Others	4,964	9,214
Deferred tax liabilities	62,901	59,318
Classification in the consolidated balance sheets:
Deferred tax assets, net	—	2,563
Deferred tax liabilities	53,955	47,631
(i)

Valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group considered factors including future taxable income exclusive of reversing temporary differences and tax loss carry forwards. Valuation allowance was mainly provided for net operating loss carry forwards because it was more likely than not that such deferred tax assets would not be realized based on the Group’s estimate of its future taxable income. If events occur in the future that allow the Group to realize more of its deferred income tax than the presently recorded amounts, an adjustment to the valuation allowances will result in a decrease in tax expense when those events occur.

Summary of valuation allowance

	For the year ended December 31,
	2022	2023	2024
	US$	US$	US$

Balance at beginning of the year	(213,688)	(242,051)	(224,130)
Additions	(58,968)	(31,733)	(60,805)
Reversals	30,605	49,654	12,013
Balance at end of the year	(242,051)	(224,130)	(272,922)